Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2021, 2022, 2023, 2024 and 2025, and our financial performance for each such fiscal year:
Pay Versus Performance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment on December 31, 2020 Based On:
Year	Summary Compensation Table Total for Chief Executive Officer ($)(1)	Compensation Actually Paid to Chief Executive Officer ($)(2)	Average Summary Compensation Table Total for non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to non-CEO Named Executive Officers ($)(4)	Total Stockholder Return (TSR)($)	Peer Group (Russell 2000) Total Stockholder Return (TSR) ($)(5)	Net Income (millions) ($)	Company Selected Performance Measure (ROIC) ($)(6)
2025	10,423,317	20,444,910	1,588,304	2,388,815	235.76	134.40	340.8	26.2%
2024	9,053,207	9,170,044	2,057,380	2,048,423	172.28	119.14	291.2	24.4%
2023	7,537,395	17,117,986	1,789,288	3,166,332	175.13	106.82	262.1	24.3%
2022	7,076,495	4,065,476	1,836,521	1,411,117	121.97	91.35	251.5	22.8%
2021	7,070,685	25,106,690	1,903,300	5,777,567	160.64	114.82	165.7	18.4%

(1)
The amounts in this column reflect the total compensation disclosed in the Summary Compensation Table (“SCT”) of the Proxy Statement covering the applicable fiscal year for Robert J. Pagano, Jr., Chief Executive Officer, President and Chairperson of the Board.

(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Pagano as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pagano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pagano’s total compensation for 2025 to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO in 2025(7)(8)(9)
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	6,450,421
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	7,473,518
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	3,872,285
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	3,322,344
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	1,615,695
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during Applicable Year ($)	188,172
Total Adjustments ($)	10,021,593

(3)
The amounts in this column reflect the average total compensation disclosed in the SCT of the Proxy Statement covering the applicable fiscal year for the Company’s named executive officers (other than Mr. Pagano) as a group. The named executive officers included in the calculation of such average amounts in each applicable year are as follows: (i) for 2025, Diane McClintock (Chief Financial Officer), Ryan Lada (Former Chief Financial Officer), Shashank Patel (Former Chief Financial Officer), Andre Dhawan (Chief Operating Officer), Elie A. Melhem (President, Asia-Pacific, the Middle East & Africa) and Kenneth R. Lepage (General Counsel, Chief Sustainability Officer & Secretary); (ii) for 2024, 2023 and 2022, Messrs. Patel, Dhawan, Melhem and Lepage; and (iii) for 2021, Messrs. Patel, Melhem and Lepage and Munish Nanda (President, Americas & Europe).

(4)
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s named executive officers (other than Mr. Pagano) as a group as computed in accordance with Item 402(v) of Regulation S-K. The named executive officers for each applicable year are set forth in footnote 3 above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for such officers for 2025 to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for non-CEO Named Executive Officers in 2025(7)(8)(9)
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	638,206
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	806,162
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	179,183
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	414,346
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	182,217
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during the Applicable Year ($)	18,722
Decrease for Fair Value of Awards Forfeited during Applicable Year ($)	161,913
Total Adjustments ($)	800,511

(5)
For the relevant fiscal year, represents the cumulative TSR of the Russell 2000 Index (the “Peer Group TSR”).

(6)
See “Performance Stock Unit Awards” within the “Elements of Compensation” section of the Compensation Discussion and Analysis for a description of the calculation of ROIC.

(7)
For purposes of the adjustments to determine compensation actually paid, restricted stock units purchased under our Management Stock Purchase Plan are treated as awards granted on the purchase date, and the fair value of such restricted stock units is calculated without deducting the purchase price of such restricted stock units.

(8)
With respect to the value of performance stock units awarded under our 2004 Stock Incentive Plan that remained unvested as of the last day of the applicable fiscal year, the amounts shown are based on the probable outcome of the performance condition as of the last day of such fiscal year, which amounts may differ materially from those disclosed as of the grant date of such awards.

(9)
For purposes of 2025 adjustments to determine compensation actually paid, all unvested shares under Mr. Pagano’s, Mr. Melhem’s and Ms. McClintock’s 2025 deferred stock award are deemed to have vested on December 31, 2025, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreement. Mr. Lepage’s 2023 and 2024 deferred stock awards are deemed to have vested on July 2, 2025, and Mr. Lepage’s 2025 deferred stock award is deemed to have vested on December 31, 2025, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements.

Company Selected Measure Name	ROIC
Named Executive Officers, Footnote
(1)
The amounts in this column reflect the total compensation disclosed in the Summary Compensation Table (“SCT”) of the Proxy Statement covering the applicable fiscal year for Robert J. Pagano, Jr., Chief Executive Officer, President and Chairperson of the Board.
(3)
The amounts in this column reflect the average total compensation disclosed in the SCT of the Proxy Statement covering the applicable fiscal year for the Company’s named executive officers (other than Mr. Pagano) as a group. The named executive officers included in the calculation of such average amounts in each applicable year are as follows: (i) for 2025, Diane McClintock (Chief Financial Officer), Ryan Lada (Former Chief Financial Officer), Shashank Patel (Former Chief Financial Officer), Andre Dhawan (Chief Operating Officer), Elie A. Melhem (President, Asia-Pacific, the Middle East & Africa) and Kenneth R. Lepage (General Counsel, Chief Sustainability Officer & Secretary); (ii) for 2024, 2023 and 2022, Messrs. Patel, Dhawan, Melhem and Lepage; and (iii) for 2021, Messrs. Patel, Melhem and Lepage and Munish Nanda (President, Americas & Europe).

Peer Group Issuers, Footnote	(5) For the relevant fiscal year, represents the cumulative TSR of the Russell 2000 Index (the “Peer Group TSR”).
PEO Total Compensation Amount	$ 10,423,317	$ 9,053,207	$ 7,537,395	$ 7,076,495	$ 7,070,685
PEO Actually Paid Compensation Amount	$ 20,444,910	9,170,044	17,117,986	4,065,476	25,106,690
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in this column represent the amount of “Compensation Actually Paid” to Mr. Pagano as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Pagano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Pagano’s total compensation for 2025 to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for CEO in 2025(7)(8)(9)
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	6,450,421
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	7,473,518
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	3,872,285
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	3,322,344
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	1,615,695
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during Applicable Year ($)	188,172
Total Adjustments ($)	10,021,593
(7)
For purposes of the adjustments to determine compensation actually paid, restricted stock units purchased under our Management Stock Purchase Plan are treated as awards granted on the purchase date, and the fair value of such restricted stock units is calculated without deducting the purchase price of such restricted stock units.

(8)
With respect to the value of performance stock units awarded under our 2004 Stock Incentive Plan that remained unvested as of the last day of the applicable fiscal year, the amounts shown are based on the probable outcome of the performance condition as of the last day of such fiscal year, which amounts may differ materially from those disclosed as of the grant date of such awards.
(9)
For purposes of 2025 adjustments to determine compensation actually paid, all unvested shares under Mr. Pagano’s, Mr. Melhem’s and Ms. McClintock’s 2025 deferred stock award are deemed to have vested on December 31, 2025, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreement. Mr. Lepage’s 2023 and 2024 deferred stock awards are deemed to have vested on July 2, 2025, and Mr. Lepage’s 2025 deferred stock award is deemed to have vested on December 31, 2025, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements.

Non-PEO NEO Average Total Compensation Amount	$ 1,588,304	2,057,380	1,789,288	1,836,521	1,903,300
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,388,815	2,048,423	3,166,332	1,411,117	5,777,567
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “Compensation Actually Paid” to the Company’s named executive officers (other than Mr. Pagano) as a group as computed in accordance with Item 402(v) of Regulation S-K. The named executive officers for each applicable year are set forth in footnote 3 above. The dollar amounts do not reflect the actual amount of compensation earned by or paid to such officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the average total compensation for such officers for 2025 to determine the compensation actually paid:

Adjustments to Determine Compensation Actually Paid for non-CEO Named Executive Officers in 2025(7)(8)(9)
Decrease for Amounts Reported under the “Stock Awards” Column in the SCT for the Applicable Year ($)	638,206
Increase for Fair Value of Awards Granted during Applicable Year that Remained Unvested as of Year End, Determined as of the Applicable Year End ($)	806,162
Increase for Fair Value of Awards Granted during Applicable Year that Vested during such Year ($)	179,183
Increase/Decrease for Change in Fair Value from prior Year End to current Year End of Awards Granted Prior to Applicable Year that Remained Unvested as of Applicable Year End ($)	414,346
Increase/Decrease for Change in Fair Value from Prior Year End to Vesting Date of Awards Granted Prior to Applicable Year that Vested during Applicable Year ($)	182,217
Increase for Dividend Equivalents Accrued with respect to Unvested Awards during the Applicable Year ($)	18,722
Decrease for Fair Value of Awards Forfeited during Applicable Year ($)	161,913
Total Adjustments ($)	800,511
(7)
For purposes of the adjustments to determine compensation actually paid, restricted stock units purchased under our Management Stock Purchase Plan are treated as awards granted on the purchase date, and the fair value of such restricted stock units is calculated without deducting the purchase price of such restricted stock units.

(8)
With respect to the value of performance stock units awarded under our 2004 Stock Incentive Plan that remained unvested as of the last day of the applicable fiscal year, the amounts shown are based on the probable outcome of the performance condition as of the last day of such fiscal year, which amounts may differ materially from those disclosed as of the grant date of such awards.
(9)
For purposes of 2025 adjustments to determine compensation actually paid, all unvested shares under Mr. Pagano’s, Mr. Melhem’s and Ms. McClintock’s 2025 deferred stock award are deemed to have vested on December 31, 2025, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreement. Mr. Lepage’s 2023 and 2024 deferred stock awards are deemed to have vested on July 2, 2025, and Mr. Lepage’s 2025 deferred stock award is deemed to have vested on December 31, 2025, the date as of which such awards became eligible for retirement vesting under the terms of the grant agreements.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Company-Selected Financial Measures:
In the Company’s assessment, the following financial measures represent the most important financial performance measures used by the Company for 2025 to link compensation actually paid to our Chief Executive Officer and our other Named Executive Officers to the Company’s performance:
ROIC
Revenue CAGR
Consolidated Net Sales
Consolidated Adjusted Net Income
Consolidated Free Cash Flow

Total Shareholder Return Amount	$ 235.76	172.28	175.13	121.97	160.64
Peer Group Total Shareholder Return Amount	134.4	119.14	106.82	91.35	114.82
Net Income (Loss)	$ 340,800,000	$ 291,200,000	$ 262,100,000	$ 251,500,000	$ 165,700,000
Company Selected Measure Amount	0.262	0.244	0.243	0.228	0.184
PEO Name	Robert J. Pagano, Jr.
Measure:: 1
Pay vs Performance Disclosure
Name	ROIC
Non-GAAP Measure Description	(6) See “Performance Stock Unit Awards” within the “Elements of Compensation” section of the Compensation Discussion and Analysis for a description of the calculation of ROIC
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue CAGR
Measure:: 3
Pay vs Performance Disclosure
Name	Consolidated Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Consolidated Adjusted Net Income
Measure:: 5
Pay vs Performance Disclosure
Name	Consolidated Free Cash Flow
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,021,593
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,450,421)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,473,518
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,322,344
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,872,285
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,615,695
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,172
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	800,511
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(638,206)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	806,162
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	414,346
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	179,183
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	182,217
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,722
Non-PEO NEO | Equity Awards Adjustments Change In Fair Value Of Awards Granted In Prior Years Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (161,913)